CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY - ARS ($) $ in Thousands	Total	Appropriation as per Annual Shareholders’ Meeting held April 14, 2022:	Appropriation as per Board of Directors’ Resolution of July 1, 2022:	Appropriation as per Board of Directors’ Resolution of December 27, 2022:	Shareholders’ equity attributable to owners of the parent company	Shareholders’ equity attributable to owners of the parent company Appropriation as per Annual Shareholders’ Meeting held April 14, 2022:	Shareholders’ equity attributable to owners of the parent company Appropriation as per Board of Directors’ Resolution of July 1, 2022:	Shareholders’ equity attributable to owners of the parent company Appropriation as per Board of Directors’ Resolution of December 27, 2022:	Capital stock	Treasury shares	Capital adjustments	Treasury shares adjustments	Share premium	Treasury shares premium	Treasury shares trading premium	Merger premium	Cost of treasury shares	Share-based payment plans	Legal reserve	Environmental reserve	Optional Reserve for Future Dividends	Optional Reserve for Future Dividends Appropriation as per Annual Shareholders’ Meeting held April 14, 2022:	Optional Reserve for Future Dividends Appropriation as per Board of Directors’ Resolution of July 1, 2022:	Optional Reserve for Future Dividends Appropriation as per Board of Directors’ Resolution of December 27, 2022:	Future dividends reserve	Other comprehensive income / Exchange differences on translation of foreign operations gain/ (losses)	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2019	$ 117,394,168				$ 108,464,838				$ 59,603		$ 14,068,696		$ 25,510,905			$ 4,608,318			$ 2,314,504	$ 22,057	$ 45,005,709				$ 185,505	$ 1,321,810	$ 15,367,731	$ 8,929,330
Appropriation as per Annual Shareholders’ Meeting held
Legal reserve																			511,155								(511,155)
Optional reserve																					14,856,576						(14,856,576)
Distribution / Payment of dividends	(7,855,878)				(7,855,878)																(7,670,373)				(185,505)
Other comprehensive income	(842,117)				(429,494)																					(429,494)		(412,623)
Reclassification of exchange differences on translation of foreign operations	(892,316)				(892,316)																					(892,316)
Derecognition of non-controlling interest due to sale of subsidiary	(8,997,939)																											(8,997,939)
Capital contribution to Ferrosur Roca S.A. - Minority shareholders	1,187,245																											1,187,245
Net income for the year	33,466,163				33,374,740																						33,374,740	91,423
Ending balance at Dec. 31, 2020	133,459,326				132,661,890				59,603	$ 0	14,068,696	$ 0	25,510,905	$ 0		4,608,318	$ 0	$ 0	2,825,659	22,057	52,191,912				$ 0	$ 0	33,374,740	797,436
Appropriation as per Annual Shareholders’ Meeting held
Acquisition of treasury stock	(4,650,202)				(4,650,202)				(860)	860	(202,904)	202,904	(3,436,849)	3,436,849			(4,650,202)
Share-based payment plans	77,665				77,665													77,665
Optional reserve																					33,374,740						(33,374,740)
Net income for the year	12,357,920				12,828,735																						12,828,735	(470,815)
Ending balance at Dec. 31, 2021	141,244,709				140,918,088				58,743	860	13,865,792	202,904	22,074,056	3,436,849	$ 0	4,608,318	(4,650,202)	77,665	2,825,659	22,057	85,566,652						12,828,735	326,621
Appropriation as per Annual Shareholders’ Meeting held
Acquisition of treasury stock	(1,797,493)				(1,797,493)				(389)	389	(91,912)	91,912	(1,556,801)	1,556,801			(1,797,493)
Share-based payment plans	63,339				63,339													63,339
Granting of share-based payment plans	0				0				5	(5)	1,188	(1,188)	20,128	(20,128)	13,834		12,794	(26,628)
Optional reserve	0				0																12,828,735						(12,828,735)
Distribution / Payment of dividends		$ (8,150,091)	$ (13,720,106)	$ (3,500,000)		$ (8,150,091)	$ (13,720,106)	$ (3,500,000)														$ (8,150,091)	$ (13,720,106)	$ (3,500,000)
Net income for the year	1,806,879				1,938,676																						1,938,676	(131,797)
Ending balance at Dec. 31, 2022	$ 115,947,237				$ 115,752,413				$ 58,359	$ 1,244	$ 13,775,068	$ 293,628	$ 20,537,383	$ 4,973,522	$ 13,834	$ 4,608,318	$ (6,434,901)	$ 114,376	$ 2,825,659	$ 22,057	$ 73,025,190						$ 1,938,676	$ 194,824